Intangible Assets and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

Intangible assets, net are as follows:

	As of January 31, 2020			As of July 31, 2020
	Gross Amount	Accumulated Amortization	Net Carrying Amount	Gross Amount	Accumulated Amortization	Net Carrying Amount
Acquired developed technology	$6,008	$(695)	$5,313	$6,172	$(1,477)	$4,695
Customer relationships	21,706	(937)	20,769	21,714	(1,773)	19,941
Trademarks	125	(114)	11	127	(127)	—

	$27,839	$(1,746)	$26,093	$28,013	$(3,377)	$24,636

Intangible assets, net are as follows:

	As of January 31, 2020			Weighted Average Remaining Useful Life (Years)
	Gross Amount	Accumulated Amortization	Net Carrying Amount
Acquired developed technology	$6,008	$(695)	$5,313	3.5
Customer relationships	21,706	(937)	20,769	12.4
Trademarks	125	(114)	11	0.2

	$27,839	$(1,746)	$26,093	10.6

Finite-lived Intangible Assets Amortization Expense

The Company recognized amortization expense as follows:

	Three Months Ended July 31,		Six Months Ended July 31,
	2019	2020	2019	2020
Cost of revenues	$60	$378	$60	$747
Sales and marketing	105	418	105	835
General and administrative	12	—	12	10

Total amortization expense	$177	$796	$177	$1,592

The Company recognized amortization expense as follows:

	Fiscal Year Ended January 31,
	2018	2019	2020
Cost of revenues	$—	$—	$697
Sales and marketing	—	—	937
General and administrative	—	—	114

Total amortization expense	$—	$—	$1,748

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

The expected future amortization expense for intangible assets as of July 31, 2020 is as follows:

Fiscal Year Ending January 31,
2021 (remaining)	1,606
2022	3,212
2023	3,212
2024	2,511
2025	1,670
Thereafter	12,425

$24,636

The expected future amortization expense for intangible assets as of January 31, 2020 is as follows:

Fiscal Year Ending January 31,
2021	$3,182
2022	3,172
2023	3,172
2024	2,478
2025	1,670
Thereafter	12,419

$26,093

Schedule of Change in Carrying Amount of Goodwill

The change in the carrying amounts of goodwill was as follows:

Balance as of January 31, 2018	$—
Acquisitions	—
Translation adjustments	—

Balance as of January 31, 2019	—
Acquisitions	55,989
Translation adjustments	(149)

Balance as of January 31, 2020	$55,840